Debt - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 0
2021	134,973
2022	118,507
2023	132,859
2024	4,146,316
Thereafter	5,702,000
Total	$ 10,234,655